VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

18.	VESSELS AND EQUIPMENT, NET

Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Transfers from Newbuildings	230,596	—
Additions	467	—
Depreciation	—	(96,438)
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Depreciation	—	(102,000)
Additions	39,029	—
Transfers from Newbuildings	166,121	—
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905
Depreciation	—	(127,126)
Additions	28,461	—
Trafigura asset acquisition	663,683	—
Transfers from Newbuildings	162,221	—
Balance at December 31, 2020	3,867,871	(560,727)	3,307,144

A summary of the newbuildings delivered in the three years ended December 31, 2020 can be found in Note 17. In the year ended December 31, 2020, the Company completed the acquisition of 10 Suezmax tankers from Trafigura. See Note 5 for full details of the accounting for this transaction. In the year ended December 31, 2020, the Company also completed the installation of EGCS on seven vessels and the installation of BWTS on seven vessels (2019: EGCS on nine vessels and BWTS on five vessels).